Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 23: SUBSEQUENT EVENTS

•	In January 2022, the HCOB bank facility (as defined herein) was drawn down.
•	In January 2022, the CACIB/BNP bank facility (as defined herein) was drawn down.
•	In January 2022, the NSM Loans were drawn down.
•	In January 2022, the fourth sale and sale and leasback agreement was drawn down.
•	In January 2022, the 2022 Notes were repaid in full.
•	In March 2022, the Company prepaid $10,380 in connection with HCOB bank facility to release a dry bulk vessel.

•	In March 2022, Navios Holdings entered into a sale and leaseback agreement for $12,000 to finance a vessel, which was drawn in the first quarter of 2022.

•	In March 2022, the Company issued a notice of redemption with respect to an aggregate principal amount of $25,000 of its 2022 Senior Secured Notes.
•	On March 23, 2022, Navios Logistics entered into a $25,000 loan facility with Banco Bilbao Vizcaya Argentaria (the “Navios Logistics 2022 BBVA Facility”). The Navios Logistics 2022 BBVA Facility was used to repay existing debt under the Navios Logistics BBVA Facility, and for general corporate purposes. The Navios Logistics 2022 BBVA Facility bears interest at a rate of 4.25% per annum, is repayable in quarterly installments with final maturity on July 1, 2025 and is secured by assignments of certain receivables. As of the date hereof a total of $17,000 have been drawn on the Navios Logistics 2022 BBVA Facility.
•	On March 25, 2022, Navios Logistics entered into a $5,000 loan facility with Banco Santander S.A. (the “Navios Logistics Santander Facility”). The Navios Logistics Santander Facility will be used for general corporate purposes and bears interest at a rate of 4.20% per annum, is repayable in twelve equal quarterly installments with final maturity on March 7, 2026 and is secured by assignments of certain receivables. As of the date hereof a total of $5,000 have been drawn on the Navios Logistics Santander Facility.

For information on the Company’s various loan facilities and sale/leaseback agreements, see Note 11 “Borrowings” to the consolidated financial statements.

•	In April 2022, Vale International S.A. (“Vale”) announced the sale of its iron ore, manganese ore and logistics assets in the midwestern system to J&F Mineracao Ltda. controlled by J&F Investimentos S.A. The sale includes the full assumption by the buyer of the take-or-pay logistics contracts, which remain subject to the consent of the applicable counterparties. The Vale port contract entered into between Corporacion Navios S.A., a company controlled by Navios Logistics, and Vale, dated September 27, 2013 remains in full force and effect. Any change to the terms and conditions of the Vale port contract is subject to the prior approval of the Navios counterparty.